Deferred charges (Tables)	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Deferred Charges

	Dry-docking	Financing fees	Total
December 31, 2013	$12,247	$41,724	$53,971
Costs incurred	11,318	19,445	30,763
Amortization expensed (a)	(5,059)	(10,342)	(15,401)
Refinancing expenses (b)	—	(3,279)	(3,279)
Amortization capitalized	—	(1,399)	(1,399)
December 31, 2014	$18,506	$46,149	$64,655
Costs incurred	32,837	21,712	54,549
Amortization expensed (a)	(8,569)	(11,685)	(20,254)
Refinancing expenses (b)	—	(5,148)	(5,148)
Amortization capitalized	—	(1,162)	(1,162)
December 31, 2015	$42,774	$49,866	$92,640

(a)	Amortization of dry-docking costs is included in depreciation and amortization. Amortization of financing fees is included in amortization of deferred charges, unless it qualifies for capitalization.
(b)

During 2015, the Company refinanced four term loans to finance one 10000 TEU and four 14000 TEU vessels.  In connection with the refinancing, the Company wrote off deferred financing fees totaling approximately $5,148,000.